Consolidated Statements of Cash Flows - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating activities
Net income (loss) for the year	BRL (9,572,036)	BRL (4,780,430)	BRL 604,423
Discontinued operations, net of tax	867,139	4,086,449
Adjustments to reconcilie net income to cash provided by operating activities
Interest loss on financial instruments	6,442,647	1,311,198	1,881,041
Derivatives financial instruments	(5,795,744)	(425,027)	(1,131,012)
Depreciation and amortization	6,195,039	5,766,702	5,691,824
Impairment of available-for-sale securities	447,737
Allowance for doubtful accounts	726,944	649,463	849,779
Contingencies	566,617	463,087	381,949
Liabilities for pension plans	(107,368)	(162,974)	(133,415)
Impairment of assets	524,870	18,293	429,024
Deferred income tax expense	2,598,351	136,267	(341,888)
Other, net	89,059	(331,758)	(1,546,618)
Changes in operating assets and liabilities, net of acquisition
Accounts receivable	(1,622,343)	(1,057,184)	556,009
Inventories	74,776	(38,721)	(53,696)
Other taxes	119,887	(790,262)	(594,144)
Held-for-trading	(8,790,093)	(4,754,150)	(6,230,243)
Redemption of held-for-trading	7,958,169	5,021,859	8,203,246
Trade payables	117,271	(221,347)	(250,056)
Payroll, related taxes and benefits	(351,128)	(198,428)	(972)
Contingencies	(1,079,323)	(775,583)	(934,039)
Net increase in income tax and social contribution	154,873	(133,511)	(221,654)
Liabilities for pension plans	(139,325)	(131,156)	(124,246)
Changes in assets and liabilities held for sale	(786,914)
Cash flows from investing activities - continuing operations	(1,539,013)	3,652,787	7,035,312
Cash flows from investing activities - discontinued operations	485,342	1,877,782
Net cash (used) generated by operating activities	(1,053,671)	5,530,569	7,035,312
Investing activities
Capital expenditures	(3,681,484)	(5,370,351)	(5,976,488)
Proceeds from the sale of property, plant and equipment	14,996	4,453,611	4,127
Cash received for the sale of PT Portugal (Note 26)	17,218,275
Judicial deposits	(2,044,796)	(1,660,987)	(1,693,945)
Redemption of judicial deposits	1,039,221	722,836	958,529
Acquisition of investment in PT Portugal on May 5, 2014		1,087,904
Cash and cash equivalents transferred to held-for-sale assets		(730,572)
Other	191,546	8,091	(62,528)
Cash flows from investing activities - continuing operations	12,737,758	(1,489,468)	(6,770,305)
Cash flows from investing activities - discontinued operations	(194,739)	(2,813,437)
Net cash generated by (used in)investing activities	12,543,019	(4,302,905)	(6,770,305)
Financing activities
Borrowings net of costs	7,218,639	2,665,098	3,434,762
Repayment of principal of borrowings, financing	(11,308,213)	(4,587,978)	(3,483,640)
Cash impacts on derivatives transactions	2,704,155	(465,961)	(84,318)
Licenses and concessions	(348,545)	(204,779)	(710,968)
Tax refinancing program	(93,266)	(870,215)	(174,455)
Capital increase		8,230,606
Issue premium and related costs		(403,375)
Payment of dividends and interest on capital	(57,608)	(5,172)	(1,280,162)
Cash and cash equivalents acquired by merger	20,346
Cash flows from financing activities - continuing operations	(1,864,492)	4,358,224	(2,298,781)
Cash flows from financing activities - discontinued operations	(492,194)	(5,532,725)
Net cash used in financing activities	(2,356,686)	(1,174,501)	(2,298,781)
Foreign exchange differences on cash equivalents	3,316,195	(28,787)	50,443
Net increase (decrease) in cash and cash equivalents	12,448,857	24,376	(1,983,331)
Cash and cash equivalents beginning of year	2,449,206	2,424,830	4,408,161
Cash and cash equivalents end of year	14,898,063	2,449,206	2,424,830
Acquisition of Property, Plant and Equipment and Intangible assets (incurring liabilities)	568,973	(122,072)	637,884
Offset of judicial deposits against contingencies	374,295	405,329	495,259
Share exchange	3,163,540
Income tax and social contribution paid	(626,703)	(755,512)	(640,152)
Financial charges paid	BRL (4,057,529)	BRL (2,852,682)	BRL (2,448,391)